Description of Business, Organization, and Basis of Presentation - Schedule of Assets and Liabilities of the Consolidated VIEs (Details) - Variable Interest Entities [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities of the Consolidated VIEs [Line Items]
Cash, cash equivalents and restricted cash	¥ 267,290,165	¥ 1,024,148,680
Net loans principal, interest and financing service fees receivables	825,783,160	5,494,698,105
Loans held-for-sale	1,992,122,884	2,013,904,758
Investment securities	8,000,000	23,000,000
Deferred tax assets	7,607,426	1,809,403
Other assets	1,004,894,552	817,414,521
Total assets	4,105,698,187	9,374,975,467
Interest-bearing borrowings	628,518,997	5,873,853,217
Income taxes payable	4,353,507	2,013,889
Deferred tax liabilities	55,991
Other liabilities	119,925,023	430,265,217
Total liabilities	¥ 752,853,517	¥ 6,306,132,323